RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transactions
Amounts due to related parties		$ 11,456	¥ 78,767	¥ 1,283,970
Qibutianxia
Related Party Transactions
Amounts due to related parties			51,682	769,321
Interest free loans				740,050
Guarantee provided to third party guarantee companies	¥ 13,981,761
Qihu
Related Party Transactions
Amounts due to related parties			14,434	2,247
Qifutong
Related Party Transactions
Amounts due to related parties			4,920	11,641
Youdaojingwei
Related Party Transactions
Amounts due to related parties			4,034	483,145
Qicaitianxia
Related Party Transactions
Amounts due to related parties			2,413
Ningbo Siyinjia
Related Party Transactions
Amounts due to related parties			300	300
Beijing Zixuan
Related Party Transactions
Amounts due to related parties			90	16,572
Others
Related Party Transactions
Amounts due to related parties			¥ 894	¥ 744